Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule of Stock Option Activity

A summary of stock option activity under the Plan as of December 31, 2013 and 2012, and changes during the years then ended is presented below:

			Weighted-
		Weighted-	Average
		Average	Remaining
		Exercise	Contractual
December 31, 2013	Shares	Price	Term (Years)
Outstanding at January 1, 2013	106,656	$0.94
Granted	-	-
Forfeited	-	-
Expired	(106,656)	0.94
Exercised	-	-
Outstanding at December 31, 2013	-	$-	-
Vested at December 31, 2013	-	$-	-

			Weighted-
		Weighted-	Average
		Average	Remaining
		Exercise	Contractual
December 31, 2012	Shares	Price	Term (Years)
Outstanding at January 1, 2012	178,656	$0.94
Granted	-	-
Forfeited	(24,000)	0.94
Expired	(37,361)	0.94
Exercised	(10,639)	0.94
Outstanding at December 31, 2012	106,656	$0.94	0.25
Vested at December 31, 2012	106,656	$0.94	0.25